Line of Credit (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 01, 2016
Line Of Credit [Abstract]
Line of credit				$ 84
Bearing interest rate				8.75%
Security against line of credit	$84	$84
Indebted amount	$ 58	$ 84	$ 0